Cover	Sep. 21, 2021
Cover [Abstract]
Entity Registrant Name	HIREQUEST, INC.
Entity Central Index Key	0001140102
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 21, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-53088
Entity Tax Identification Number	91-2079472
Entity Address Address Line 1	111 Springhall Drive
Entity Address City Or Town	Goose Creek
Entity Address State Or Province	SC
Entity Address Postal Zip Code	29445
City Area Code	843
Local Phone Number	723-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	HQI
Security Exchange Name	NASDAQ